Risk management and financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Liabilities
Related party loans receivable	$ 373
Related party loans receivable, gross	505
Related party loans receivable, allowance for credit losses	132
Fair value | Level 2
Assets
Related party loans receivable	373	$ 395
Liabilities
Related party loans within variable interest entities	237	229
Fair value | Level 2 | Secured credit facilities
Liabilities
Debt	2,141	5,464
Fair value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	578	590
Fair value | Level 1 | Secured debt
Liabilities
Debt	189	404
Carrying value | Level 2
Assets
Related party loans receivable	373	488
Liabilities
Related party loans within variable interest entities	246	239
Carrying value | Level 2 | Secured debt
Liabilities
Debt	495
Carrying value | Level 2 | Secured credit facilities
Liabilities
Debt	5,561	5,549
Carrying value | Level 2 | Credit facilities contained within variable interest entities
Liabilities
Debt	579	598
Carrying value | Level 1 | Secured debt
Liabilities
Debt	$ 495	$ 476